Capitalized Software Development Cost, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Capitalized Software Development Cost Net
Software Development Cost	$ 2,812,770	$ 2,772,872
Less: Accumulated amortization	(2,610,605)	(2,415,608)
Capitalized software development cost, net	$ 202,166	$ 357,264